United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Companies

Investment Company Act file number:                    811-00994

Burnham Investors Trust
(Exact name of registrant as specified in charter)
40 W 57th Street, 28th Floor New York, NY 10019
(Address of principle executive offices) (Zip Code)
Jon M. Burnham
40 W 57th Street, 28th Floor New York, NY 10019
(Name and address of agent for service)
Registrant’s telephone number, including area code:	(800) 874-3863
Date of fiscal year end:	December 31, 2016
Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments.

Burnham Fund

Portfolio Holdings As of March 31, 2016 (Unaudited)

		Number of Shares	Value
	COMMON STOCKS 90.62% (percentage of net assets)
	BANKS 0.69%
	Banks - Regional 0.69%
	Yadkin Financial Corp.	30,000	$710,100
	Total Banks (Cost: $655,589)		710,100

	CONSUMER DISCRETIONARY 14.27%
	Cable & Satellite 1.18%
	Comcast Corp.	20,000	1,221,600
	Consumer Electronics 0.53%
	Microsoft Corp.	10,000	552,300
	Home Improvement Retail 4.51%
	Home Depot, Inc.[a]	35,000	4,670,050
	Internet Retail 5.74%
*	Amazon.com, Inc.	10,000	5,936,400
	Restaurants 2.31%
	Starbucks Corp.	40,000	2,388,000
	Total Consumer Discretionary (Cost: $6,402,804)		14,768,350

	CONSUMER STAPLES 9.32%
	Distillers & Vintners 0.95%
	Brown-Forman Corp. Class B	10,000	984,700
	Drug Retail 3.01%
	CVS Health Corp.	30,000	3,111,900
	Hypermarkets & Super Centers 4.57%
	Costco Wholesale Corp.	30,000	4,727,400
	Packaged Food & Meats 0.79%
*	The Hain Celestial Group, Inc.	20,000	818,200
	Total Consumer Staples (Cost: $5,545,633)		9,642,200

	ENERGY 5.12%
	Integrated Oil & Gas 0.40%
	Exxon Mobil Corp.[a]	2,000	167,180
	Royal Dutch Shell PLC, Class Aa	5,000	242,250
			409,430
	Oil & Gas - Refining & Marketing 1.02%
	Calumet Specialty Products Partners LP	90,000	1,057,500

	Oil & Gas - Storage & Transportation 3.70%
	Energy Transfer Equity LP	130,000	926,900
	MPLX LP	32,700	970,863
	The Williams Companies, Inc.	120,000	1,928,400
			3,826,163
	Total Energy (Cost: $5,638,162)		5,293,093

BURNHAM FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	FINANCIAL SERVICES 10.46%
	Diversified Banks 6.05%
	Bank of America Corp.[a]	175,000	$2,366,000
	JPMorgan Chase & Co.	25,000	1,480,500
	Wells Fargo & Co.	50,000	2,418,000
			6,264,500
	Life & Health Insurance 0.98%
	MetLife, Inc.	23,000	1,010,620
	Multi-Sector Holdings 3.43%
*	Berkshire Hathaway, Inc., Class B	25,000	3,547,000
	Total Financial Services (Cost: $8,970,841)		10,822,120

	HEALTH CARE 12.75%
	Biotechnology 4.70%
	Amgen, Inc.	10,000	1,499,300
	Gilead Sciences, Inc.	17,000	1,561,620
*	Regeneron Pharmaceuticals, Inc.	5,000	1,802,200
			4,863,120
	Health Care Equipment 2.77%
*	Edwards Lifesciences Corp.	24,000	2,117,040
	Medtronic PLC	10,000	750,000
			2,867,040
	Health Care Services 2.32%
*	Express Scripts Holding Co.	35,000	2,404,150
	Managed Health Care 2.96%
	Aetna, Inc.[a]	10,000	1,123,500
	UnitedHealth Group, Inc.	15,000	1,933,500
			3,057,000
	Total Health Care (Cost: $9,349,113)		13,191,310

	INDUSTRIALS 2.48%
	Aerospace & Defense 0.38%
	Northrop Grumman Corp.	2,000	395,800
	Electronics 1.08%
	Honeywell International, Inc.	10,000	1,120,500
	Industrial Conglomerates 1.02%
	General Electric Co.	33,000	1,049,070
	Total Industrials (Cost: $1,890,386)		2,565,370

BURNHAM FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	INFORMATION TECHNOLOGY 32.92%
	Communications Equipment 2.37%
*	Palo Alto Networks, Inc.	15,000	$2,447,100
	Computer Hardware 1.46%
	International Business Machines Corp.	10,000	1,514,500
	Data Processing & Outsourced Services 3.18%
	Visa, Inc.[a]	43,000	3,288,640
	Internet Software & Services 11.16%
*	Facebook, Inc.	20,000	2,282,000
*	Google, Inc., Class A	5,000	3,814,500
*	Google, Inc., Class C	5,013	3,734,434
*	LinkedIn Corp.	15,000	1,715,250
			11,546,184
	Technology Hardware, Storage & Peripherals 14.75%
	Apple, Inc.	140,000	15,258,600
	Total Information Technology (Cost: $12,309,908)		34,055,024

	TELECOMMUNICATIONS SERVICES 2.61%
	Integrated Telecommunications Services 2.61%
	Verizon Communications, Inc.	50,000	2,704,000
	Total Telecommunications Services (Cost: $1,505,270)		2,704,000

	Total Common Stocks (Cost: $52,267,706)		93,751,567

	Short-Term Instruments 3.38% (percentage of net assets)
	Money Market Fund 3.38%
	Fidelity Treasury Portfolio, Class I, 0.19%	3,500,000	3,500,000
	Total Money Market Fund (Cost: $3,500,000)		3,500,000

	Total Short-Term Instruments (Cost: $3,500,000)		3,500,000

	Total Investments 94.00% (Cost: $55,767,706)		$97,251,567

	Call option written (0.09)% (Premiums received: $106,637)		(100,900)

	Cash and other assets, less liabilities 6.09%		6,303,715

	Net Assets 100.00%		$103,454,382

BURNHAM FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
Call Option Written (0.09)% (percentage of net assets)
Consumer Discretionary (0.02)%
Home Improvement Retail (0.02)%
Home Depot, Inc., Calls
@ 145 due Jan 2017	(50)	$(19,500)
Total Consumer Discretionary (Premiums received: $20,348)		(19,500)

Energy (0.03)%
Integrated Oil & Gas (0.03)%
Exxon Mobil Corp., Calls
@ 80 due Jan 2017	(20)	(14,900)
Royal Dutch Shell PLC, Class A, Calls
@ 50 due Jan 2017	(50)	(13,500)
		(28,400)
Total Energy (Premiums received: $19,422)		(28,400)

FINANCIAL SERVICES (0.00)%[b]
Diversified Banks (0.00)% [b]
Bank of America Corp., Calls
@ 14 due Apr 2016	(250)	(5,000)
Total Financial Services (Premiums received: $11,865)		(5,000)

Health Care (0.03)%
(0.03)%
Aetna, Inc., Calls
@ 135 due Jan 2017	(100)	(34,500)
Total Health Care (Premiums received: $45,195)		(34,500)

Information Technology (0.01)%
Data Processing & Outsourced Services (0.01)%
Visa, Inc., Calls
@ 80 due Jan 2017	(30)	(13,500)
Total Information Technology (Premiums received: $9,809)		(13,500)

Total Call Option Written (Premiums received: $106,637)		(100,900)

Federal Income Tax Basis of Investments

The tax cost of the fund at March 31, 2016, based on securities owned was $52,953,260.

The unrealized gross appreciation/(depreciation) for all securities in the fund at March 31, 2016 was $46,416,925 and $(2,118,618), respectively, and net unrealized appreciation was $44,298,307.

* Indicates securities that do not produce income.
[a] Securities or partial securities on which call/put options were written.
[b] Rounds to less than 0.005%.

BURNHAM FUND	See Notes to Portfolio Holdings

Burnham Financial Services Fund

Portfolio Holdings As of March 31, 2016 (Unaudited)

		Number of Shares	Value
	Common Stocks 88.59% (percentage of net assets)
	BANKS 69.78%
	Banks - Regional 69.78%
*	Allegiance Bancshares, Inc.	65,720	$1,207,276
	Ameris Bancorp	175,254	5,184,013
*	Atlantic Capital Bancshares, Inc.	641,261	8,939,178
*	Avenue Financial Holdings, Inc.	226,145	4,380,429
	BNC Bancorp	582,119	12,294,353
	Boston Private Financial Holdings, Inc.	436,860	5,002,047
*	C1 Financial, Inc.	147,736	3,575,211
	Camden National Corp.	80,000	3,360,000
	Cardinal Financial Corp.	41,390	842,287
	Carolina Financial Corp.	88,845	1,648,963
	CoBiz Financial, Inc.	100,000	1,182,000
	ConnectOne Bancorp, Inc.	171,060	2,796,831
*	Equity Bancshares, Inc., Class A	185,497	3,895,437
	Evans Bancorp, Inc.	43,004	1,049,298
	Fidelity Southern Corp.	309,814	4,969,417
	First Bancorp	185,950	3,505,157
	First Bancshares, Inc.[a]	304,385	4,757,538
	First Community Corp.	179,251	2,584,799
	First Connecticut Bancorp, Inc.	130,000	2,074,800
*	First Foundation, Inc.	242,004	5,428,150
*	Franklin Financial Network, Inc.	101,630	2,744,010
	Guaranty Bancorp	95,800	1,481,068
*	Hampton Roads Bankshares, Inc.	1,771,417	3,135,408
	Heritage Commerce Corp.	24,453	244,775
	Heritage Oaks Bancorp	215,170	1,676,174
*	HomeTrust Bancshares, Inc.	270,000	4,949,100
	KeyCorp	300,000	3,312,000
	Live Oak Bancshares, Inc.	249,730	3,745,950
	National Bank Holdings Corp.	121,120	2,469,637
	NBT Bancorp, Inc.	27,223	733,660
	Old Line Bancshares, Inc.	48,151	868,163
*	Old Second Bancorp, Inc.	258,288	1,851,925
	Opus Bank	222,110	7,551,740
	Park Sterling Corp.	765,006	5,102,590
	Peoples Bancorp, Inc.	31,270	611,016
	Renasant Corp.	17,962	591,129
*	Republic First Bancorp, Inc.	6,270	26,397
*	Seacoast Banking Corporation of Florida	150,000	2,368,500
*	Select Bancorp, Inc.	128,085	1,024,680

BURNHAM FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Shore Bancshares, Inc.	320,901	$3,844,394
*	Southern First Bancshares, Inc.	119,682	2,921,438
	Southern National Bancorp of Virginia, Inc.	338,760	4,038,019
	State Bank Financial Corp.	161,479	3,190,825
	Stonegate Bank	35,410	1,060,884
*	Sun Bancorp, Inc.	42,338	876,820
	Synovus Financial Corp.[b]	75,000	2,168,250
*	Triumph Bancorp, Inc.	413,216	6,541,209
	Union Bankshares Corp.	111,610	2,748,954
	United Community Banks, Inc.	119,156	2,200,811
	Univest Corp. of Pennsylvania	45,000	877,950
	WashingtonFirst Bankshares, Inc.	96,150	2,100,877
	Yadkin Financial Corp.	989,006	23,409,772
			179,145,309
	Total Banks (Cost: $158,337,476)		179,145,309

	DIVERSIFIED FINANCIALS 9.53%
	Asset Management & Custody Banks 2.82%
	Manning & Napier, Inc.	198,120	1,598,828
	Newtek Business Services Corp.	137,105	1,713,813
	Saratoga Investment Corp.	54,310	851,581
	Silvercrest Asset Management Group, Inc.	240,658	3,065,983
			7,230,205
	Consumer Finance 1.56%
*	Synchrony Financial	140,000	4,012,400
	Investment Banking & Brokerage 2.61%
*	Cowen Group, Inc.	763,940	2,910,611
	Houlihan Lokey, Inc.	125,140	3,115,986
*	National Holdings Corp.	286,084	683,741
			6,710,338
	Other Diversified Financial Services 1.26%
*	Performant Financial Corp.	583,418	991,810
	Voya Financial, Inc.	75,000	2,232,750
			3,224,560
	Real Estate Investment Trust 1.17%
	Ares Commercial Real Estate Corp.	115,000	1,259,250
	Community Healthcare Trust, Inc.	93,861	1,735,490
			2,994,740
	Unregistered Investment Company 0.11%
	Peregrine Holdings LLC[a,c,3,4,5]	275,000	288,427
	Total Diversified Financials (Cost: $26,972,826)		24,460,670

BURNHAM FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	FINANCIAL SERVICES 0.36%
	Life & Health Insurance 0.36%
	American Equity Investment Life Holding Co.	55,210	$927,528
	Total Financial Services (Cost: $1,327,226)		927,528

	INDUSTRIALS 0.73%
	Trading Companies & Distributors 0.73%
*	CAI International, Inc.	34,180	330,179
	TAL International Group, Inc.	100,000	1,544,000
	Total Industrials (Cost: $2,080,621)		1,874,179

	THRIFTS & MORTGAGE FINANCE 8.19%
	Thrifts & Mortgage Finance 8.19%
*	ASB Bancorp, Inc.	105,823	2,565,150
	Astoria Financial Corp.	125,000	1,980,000
*	Atlantic Coast Financial Corp.	538,908	3,255,004
	New York Community Bancorp, Inc.	350,000	5,565,000
	OceanFirst Financial Corp.	163,160	2,884,669
	United Financial Bancorp, Inc.	378,025	4,759,335
			21,009,158
	Total Thrifts & Mortgage Finance (Cost: $19,439,819)		21,009,158

	Total Common Stocks (Cost: $208,157,968)		227,416,844

	Warrants 0.61% (percentage of net assets)
	BANKS 0.61%
	Banks - Regional 0.61%
*	M&T Bank Corp., Expires 12/23/18[5]	40,000	1,577,600
	Total Banks (Cost: $1,281,600)		1,577,600

	Total Warrants (Cost: $1,281,600)		1,577,600

	Short-Term Instruments 3.90% (percentage of net assets)
	Money Market Fund 3.90%
	Fidelity Treasury Portfolio, Class I, 0.19%	10,000,000	10,000,000

	Total Money Market Fund (Cost: $10,000,000)		10,000,000

	Total Short-Term Instruments (Cost: $10,000,000)		10,000,000

	Total Investments 93.10% (Cost: $219,439,568)		$238,994,444

	Call option written (0.00)% (Premiums received: $68,217)		—

	Cash and other assets, less liabilities 6.90%		17,721,027

	Net Assets 100.00%		$256,715,471

BURNHAM FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
Call Option Written (0.00)%[d] (percentage of net assets)
BANKS (0.00)%[d]
Banks - Regional (0.00)%[d]
Synovus Financial Corp., Calls
@ 35 due May 2016	(250)	$—
@ 36 due May 2016	(500)	—
Total Banks (Premiums received: $68,217)		—

Total Call Option Written (Premiums received: $68,217)		—

Federal Income Tax Basis of Investments

The tax cost of the fund at March 31, 2016, based on securities owned was $219,863,483.

The unrealized gross appreciation/(depreciation) for all securities in the fund at March 31, 2016 was $30,114,488 and $(10,983,527), respectively, and net unrealized appreciation was $19,130,961.

144A Security is restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities only to certain qualified buyers.

* Indicates securities that do not produce income.

[a] Affiliated company.

[b] Securities or partial securities on which call/put options were written.

[c] Indicates a fair valued security. Total market value for fair valued securities is $288,427, representing 0.11% of net assets.

[d] Rounds to less than 0.005%..

BURNHAM FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

Burnham Financial Long/Short Fund

Portfolio Holdings As of March 31, 2016 (Unaudited)

		Number of Shares	Value
	Common Stocks 93.37% (percentage of net assets)
	BANKS 57.29%
	Banks - Regional 54.70%
*	Allegiance Bancshares, Inc.	65,720	$1,207,276
	Ameris Bancorp[a]	200,000	5,916,000
*	Atlantic Capital Bancshares, Inc.	875,707	12,207,356
	BNC Bancorp[a]	525,891	11,106,818
	Boston Private Financial Holdings, Inc.	705,280	8,075,456
	Citizens Financial Group, Inc.	250,000	5,237,500
	ConnectOne Bancorp, Inc.[a]	212,830	3,479,770
	Fidelity Southern Corp.	500	8,020
	Fifth Third Bancorp	100,000	1,669,000
*	First Foundation, Inc.	245,724	5,511,589
	First Horizon National Corp.[b]	250,000	3,275,000
*	Franklin Financial Network, Inc.	124,700	3,366,900
	Heritage Oaks Bancorp	905,636	7,054,904
	Home BancShares, Inc.[a]	100,000	4,095,000
*	HomeTrust Bancshares, Inc.[a]	268,029	4,912,972
	KeyCorp	500,000	5,520,000
	Live Oak Bancshares, Inc.	281,470	4,222,050
	National Bank Holdings Corp.	310,790	6,337,008
	NBT Bancorp, Inc.[a]	54,447	1,467,347
	Opus Bank[a]	224,430	7,630,620
	Park Sterling Corp.	1,022,581	6,820,615
	Regions Financial Corp.[a]	200,000	1,570,000
	Renasant Corp.[a]	100,000	3,291,000
*	Seacoast Banking Corporation of Florida	150,000	2,368,500
	South State Corp.[a]	75,000	4,817,250
	State Bank Financial Corp.	233,409	4,612,162
*	Sun Bancorp, Inc.	101,200	2,095,852
	Synovus Financial Corp.a b	200,000	5,782,000
*	Triumph Bancorp, Inc.	350,123	5,542,447
	Webster Financial Corp.[b]	100,000	3,590,000
	Yadkin Financial Corp.[a]	1,224,656	28,987,608
			171,778,020
	Diversified Banks 2.59%
	Bank of America Corp.a b	600,600	8,120,112
	Total Banks (Cost: $169,621,503)		179,898,132

	DIVERSIFIED FINANCIALS 24.66%
	Asset Management & Custody Banks 3.84%
*	American Capital, Ltd.[b]	250,000	3,810,000
	Manning & Napier, Inc.	304,417	2,456,645
	Newtek Business Services Corp.	96,985	1,212,313
	Silvercrest Asset Management Group, Inc.	360,103	4,587,712
			12,066,670

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Consumer Finance 7.62%
	Discover Financial Services[b]	250,000	$12,730,000
*	Synchrony Financial[a]	390,000	11,177,400
			23,907,400
	Investment Banking & Brokerage 8.26%
*	Cowen Group, Inc.	2,581,759	9,836,502
*	E*TRADE Financial Corp.[b]	200,000	4,898,000
	Houlihan Lokey, Inc.	125,565	3,126,568
	Morgan Stanley	204,200	5,107,042
*	Stifel Financial Corp.[b]	100,000	2,960,000
			25,928,112
	Multi-line Insurance 2.20%
	Hartford Financial Services Group, Inc.a b	150,000	6,912,000
	Other Diversified Financial Services 1.33%
	Citigroup, Inc.	100,000	4,175,000
	Real Estate Investment Trust 1.41%
	Ares Commercial Real Estate Corp.	190,000	2,080,500
	Community Healthcare Trust, Inc.	126,877	2,345,956
			4,426,456
	Total Diversified Financials (Cost: $84,462,817)		77,415,638

	FINANCIAL SERVICES 1.17%
	Property & Casualty Insurance 1.17%
	XL Group PLC	100,000	3,680,000
	Total Financial Services (Cost: $3,786,940)		3,680,000

	INDUSTRIALS 0.26%
	Trading Companies & Distributors 0.26%
*	CAI International, Inc.	84,970	820,810
	Total Industrials (Cost: $945,528)		820,810

	THRIFTS & MORTGAGE FINANCE 9.99%
	Thrifts & Mortgage Finance 9.99%
	Astoria Financial Corp.[a]	750,000	11,880,000
	New York Community Bancorp, Inc.	500,000	7,950,000
	OceanFirst Financial Corp.	244,740	4,327,003
	TFS Financial Corp.	65,050	1,129,919
	United Financial Bancorp, Inc.[a]	483,198	6,083,463
			31,370,385
	Total Thrifts & Mortgage Finance (Cost: $31,739,358)		31,370,385

	Total Common Stocks (Cost: $290,556,146)		293,184,965

	Warrants 0.50% (percentage of net assets)
	BANKS 0.50%
	Banks - Regional 0.50%
*	M&T Bank Corp., Expires 12/23/18[5]	40,000	1,577,600
	Total Banks (Cost: $1,281,600)		1,577,600

	Total Warrants (Cost: $1,281,600)		1,577,600

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

Number of Contracts

Put Option Long 0.49% (percentage of net assets)
Banks 0.15%
Banks - Regional 0.04%
BB&T Corp., Puts
@ 32 due Apr 2016	750	$12,750
@ 33 due Apr 2016	750	36,000
PNC Financial Services Group, Inc., Puts
@ 82.5 due Apr 2016	375	33,750
Zions Bancorp, Puts
@ 22 due Apr 2016	375	3,375
@ 23 due Apr 2016	375	10,125
@ 24 due Apr 2016	750	42,000
		138,000
Diversified Banks 0.11%
Comerica Inc., Puts
@ 37 due Apr 2016	750	50,250
@ 38 due Apr 2016	375	38,250
JPMorgan Chase & Co., Puts
@ 55 due Apr 2016	560	11,200
@ 56 due Apr 2016	560	14,560
@ 59 due Apr 2016	750	54,000
US Bancorp, Puts, Calls
@ 38.5 due Apr 2016	750	17,250
@ 40 due Apr 2016	750	26,250
@ 40.5 due Apr 2016	750	39,750
Wells Fargo & Co., Puts
@ 47 due Apr 2016	750	28,500
@ 47.5 due Apr 2016	750	59,250
		339,260
Total Banks (Cost: $537,302)		477,260

Diversified Financials 0.10%
Asset Management & Custody Banks 0.05%
Bank of NY Mellon Corp., Puts
@ 36 due Apr 2016	750	54,000
@ 37 due Apr 2016	750	42,000
State Street Corp., Puts
@ 55 due Apr 2016	750	19,500
@ 57.5 due Apr 2016	375	30,000
		145,500

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
Consumer Finance 0.04%
American Express Co., Puts
@ 60 due Apr 2016	375	$17,625
Capital One Financial Corp., Puts
@ 66 due Apr 2016	750	36,750
@ 67 due Apr 2016	750	41,250
@ 68.5 due Apr 2016	750	41,250
		136,875
Insurance Brokers 0.00%[c]
Marsh & McLennan Cos, Inc., Puts
@ 55 due Apr 2016	750	—
Specialized Finance 0.01%
Nasdaq, Inc., Puts
@ 60 due Apr 2016	375	4,500
@ 65 due Apr 2016	375	24,375
		28,875
Total Diversified Financials (Cost: $508,353)		311,250

Exchange Traded Funds 0.23%
Exchange Traded Funds 0.23%
Financial Select Sector SPDR, Puts
@ 20 due Apr 2016	4,500	—
@ 21 due Apr 2016	750	2,250
@ 21 due Apr 2016	1,500	4,500
@ 22 due Apr 2016	1,500	19,500
@ 22 due Apr 2016	1,500	34,500
@ 22.5 due Apr 2016	1,500	12,000
@ 22.5 due Apr 2016	3,000	78,000
iShares Russell 2000, Puts
@ 103 due May 2016	1,500	129,000
@ 104.5 due Apr 2016	750	750
@ 104.5 due Apr 2016	750	36,750
@ 105 due Apr 2016	750	16,500
@ 105.5 due Apr 2016	1,500	1,500
@ 106 due Jun 2016	375	79,875
@ 106.5 due Apr 2016	750	2,250
SPDR S&P 500, Puts
@ 199 due Apr 2016	750	30,750
@ 200 due Apr 2016	375	750
@ 198 due Jun 2016	375	125,625
SPDR S&P Bank, Puts
@ 29 due Apr 2016	1,500	7,500
@ 30 due Apr 2016	750	26,250
SPDR S&P Regional Banking, Puts
@ 36 due Apr 2016	1,500	43,500
@ 37 due Apr 2016	750	33,000
@ 37 due Apr 2016	1,500	—
@ 37 due Apr 2016	1,500	33,000
		717,750
Total Exchange Traded Funds (Cost: $1,819,171)		717,750

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
Financial Services 0.01%
Property & Casualty Insurance 0.01%
Allstate Corp., Puts, Calls
@ 60 due Apr 2016	750	$1,500
@ 65 due Apr 2016	750	15,750
		17,250
Total Financial Services (Cost: $69,773)		17,250
Total Put Option Long (Cost: $2,934,599)		1,523,510

	Number of Shares
Short-Term Instruments 3.82% (percentage of net assets)
Money Market Fund 3.82%
Fidelity Treasury Portfolio, Class I, 0.19%	12,000,000	12,000,000
Total Money Market Fund (Cost: $12,000,000)		12,000,000

Total Short-Term Instruments (Cost: $12,000,000)		12,000,000

Total Investments 98.18% (Cost: $306,772,345)		$308,286,075
Short Sales (21.45)% (Proceeds: $66,420,091)		(67,344,278)
Call option written (0.13)% (Premiums received: $964,209)		(411,000)
Put option written (0.12)% (Premiums received: $976,140)		(388,215)

Cash and other assets, less liabilities 23.52%		73,864,246

Net Assets 100.00%		$314,006,828

Short Sales (21.45)% (percentage of net assets)
Banks (5.55)%
Banks - Regional (5.55)%
Associated Banc-Corp	(75,000)	(1,345,500)
City Holding Co.	(25,000)	(1,194,500)
Commerce Bancshares, Inc.	(30,000)	(1,348,500)
Cullen/Frost Bankers, Inc.[b]	(60,000)	(3,306,600)
People's United Financial, Inc.	(553,580)	(8,818,529)
Umpqua Holdings Corp.	(90,000)	(1,427,400)
		(17,441,029)
Total Banks (Proceeds received: $17,981,654)		(17,441,029)

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	DIVERSIFIED FINANCIALS (9.79)%
	Asset Management & Custody Banks (5.02)%
	Bank of NY Mellon Corp.	(175,000)	$(6,445,250)
	BlackRock, Inc.	(9,000)	(3,065,130)
	Federated Investors, Inc.	(216,770)	(6,253,814)
			(15,764,194)
	Insurance Brokers (0.68)%
	Willis Towers Watson PLC	(18,000)	(2,135,880)
	Investment Banking & Brokerage (0.16)%
	Charles Schwab Corp.	(17,530)	(491,191)
	Multi-line Insurance (1.89)%
	Marsh & McLennan Cos, Inc.	(97,500)	(5,927,025)
	Specialized Finance (2.05)%
	Moody's Corp.[b]	(40,000)	(3,862,400)
	Nasdaq, Inc.	(38,620)	(2,563,595)
			(6,425,995)
	Total Diversified Financials (Proceeds received: $30,083,422)		(30,744,285)

	FINANCIAL SERVICES (1.01)%
	Property & Casualty Insurance (1.01)%
	Progressive Corp.	(90,000)	(3,162,600)
	Total Financial Services (Proceeds received: $3,008,151)		(3,162,600)

	INDUSTRIALS (2.08)%
	Trading Companies & Distributors (2.08)%
	GATX Corp.	(113,250)	(5,379,375)
*	Willis Lease Finance Corp.	(52,640)	(1,136,498)
			(6,515,873)
	Total Industrials (Proceeds received: $5,880,871)		(6,515,873)

	INFORMATION TECHNOLOGY (1.15)%
	Application Software (1.15)%
	Fair Isaac Corp.	(34,020)	(3,609,182)
	Total Information Technology (Proceeds received: $3,410,657)		(3,609,182)

	THRIFTS & MORTGAGE FINANCE (1.87)%
	Thrifts & Mortgage Finance (1.87)%
	Oritani Financial Corp.	(79,040)	(1,341,309)
	Washington Federal, Inc.	(200,000)	(4,530,000)
			(5,871,309)
	Total Thrifts & Mortgage Finance (Proceeds received: $6,055,336)		(5,871,309)

	Total Short Sales (Proceeds: $66,420,091)		(67,344,278)

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
Call Option Written (0.13)% (percentage of net assets)
Banks (0.07)%
Banks - Regional (0.02)%
First Horizon National Corp., Calls
@ 14 due Nov 2016	(1,000)	$(55,000)
@ 15 due May 2016	(500)	—
Synovus Financial Corp., Calls
@ 35 due May 2016	(250)	—
@ 36 due May 2016	(500)	—
Webster Financial Corp., Calls
@ 40 due Apr 2016	(500)	—
		(55,000)
Diversified Banks (0.05)%
Bank of America Corp., Calls
@ 14 due Jun 2016	(1,000)	(46,000)
@ 15 due Nov 2016	(1,000)	(56,000)
@ 15 due Jan 2017	(1,000)	(70,000)
		(172,000)
Total Banks (Premiums received: $466,046)		(227,000)

Diversified Financials (0.06)%
Asset Management & Custody Banks (0.03)%
American Capital, Ltd., Calls
@ 15 due May 2016	(1,000)	(95,000)
Consumer Finance (0.00)%[c]
Discover Financial Services, Calls
@ 60 due Apr 2016	(250)	—
@ 60 due Jul 2016	(1,000)	—
		—
Investment Banking & Brokerage (0.00)%[c]
E*TRADE Financial Corp., Calls
@ 30 due Apr 2016	(250)	—
@ 35 due Apr 2016	(750)	—
Stifel Financial Corp., Calls
@ 50 due Apr 2016	(500)	—
		—
Multi-line Insurance (0.03)%
Hartford Financial Services Group, Inc., Calls
@ 50 due Jan 2017	(500)	(89,000)
Total Diversified Financials (Premiums received: $498,163)		(184,000)
Total Call Option Written (Premiums received: $964,209)		(411,000)

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
Put Option Written (0.12)% (percentage of net assets)
BANKS (0.00)%[c]
Banks - Regional (0.00)%[c]
Cullen/Frost Bankers, Inc., Puts
@ 40 due Apr 2016	(250)	$—
Total Banks (Premiums received: $51,874)		—

Diversified Financials (0.08)%
Asset Management & Custody Banks (0.04)%
Legg Mason Inc., Puts
@ 28 due Aug 2016	(2,000)	(120,000)
Investment Banking & Brokerage (0.02)%
E*TRADE Financial Corp., Puts
@ 22 due Jul 2016	(1,000)	(75,000)
Specialized Finance (0.02)%
Moody's Corp., Puts
@ 85 due May 2016	(150)	(8,550)
@ 90 due Aug 2016	(157)	(54,165)
		(62,715)
Total Diversified Financials (Premiums received: $625,508)		(257,715)

Exchange Traded Funds (0.04)%
iShares Russell 2000, Puts
@ 100 due Apr 2016	(750)	(18,000)
@ 96 due May 2016	(1,500)	(45,000)
@ 96 due Jun 2016	(375)	(24,375)
SPDR S&P 500, Puts
@ 183 due Jun 2016	(375)	(43,125)
Total Exchange Traded Funds (Premiums received: $298,758)		(130,500)
Total Put Option Written (Premiums received: $976,140)		(388,215)

Federal Income Tax Basis of Investments

The tax cost of the fund at March 31, 2016, based on securities owned was $307,254,459.

The unrealized gross appreciation/(depreciation) for all securities in the fund at March 31, 2016 was $20,074,808 and $(19,043,192), respectively, and net unrealized appreciation was $1,031,616.

* Indicates securities that do not produce income.
[a] Security or partial security segregated as collateral for securities sold short. The funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The aggregate market value of collateral posted was $66,755,574. The fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the fund.
[b] Securities or partial securities on which call/put options were written. [c] Rounds to less than 0.005%.

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

Notes to Portfolio Holdings – March 31, 2016 (Unaudited)

Organization

Burnham Asset Management Corp. was founded in 1989.

Burnham Investors Trust offers flexibility to investors. All the funds of the Trust share the adviser’s fundamental philosophy of prudent investment and risk management.

Burnham Investors Trust is registered under the Investment Company Act of 1940 as a diversified, open-ended management company. The Burnham Fund seeks capital appreciation, mainly long term. The Burnham Financial Services Fund and Burnham Financial Long/Short Fund seeks capital appreciation.

1. Valuing Securities Accounting Policies

General:

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Fair Value Pricing

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations. By its nature a fair value price is an estimate and differences between fair value and what a security is sold for could be material. Securities for which market quotations are not readily available, or that have quotations which Burnham Asset Management (“Management” or the “Adviser”) believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The funds use these methods to value portfolio securities:

Stocks and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) or the NASDAQ Official Closing Price (“NOCP”) on the valuation date. If there are no trades or there is no closing price that day, securities are valued at the last available bid price.

Bonds and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services or from a principal market maker. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.

Money market instruments and other temporary cash investments whose maturity is less than 60 days are valued at amortized cost, which approximates fair value, by amortizing any discount or premium in a straight line from the present to the maturity date. For temporary cash investments whose maturity is longer than 60 days, the funds value them the same way bonds are valued.

Option contracts may be written or purchased to manage exposure to certain changes in the market or as a substitute for securities transactions. When a fund writes a call or put option, it records the amount received as an asset and an equivalent amount as a liability. The fund subsequently marks-to-market the liability to reflect the current value of the option written. The writing or purchase of put or call options may result in losses to the fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than or lower than in current market values, limit the amount of appreciation the fund can realize on its investments or cause the fund to hold a security it might otherwise sell or sell a security it might otherwise hold. When an option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, options are valued at the last bid price for purchased options and for written options.

Notes to Portfolio Holdings – March 31, 2016 (Unaudited)

Short sales

The funds may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured daily by Management. During the period ended March 31, 2016, the Burnham Financial Long/Short Fund sold short to hedge its long positions in periods of market decline and to take advantage of negative information about companies gained from the Adviser’s research. When a fund enters into a short sale, the fund records a liability for securities sold short and records an asset equal to proceeds received. The amount of the liability is subsequently marked-to-market to reflect the market value of securities sold short. The fund may also incur a dividend expense if a security that has been sold short declares a dividend. Until the fund replaces a borrowed security, it will maintain in a segregated account at all times: cash, US government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker or custodian as collateral will at least equal the current market value of the security sold short. All short sales must be collateralized as required by law or agreement with the funds’ prime broker. The fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a fund that sells a security short without hedging will be exposed to any market value increase. During the period ended March 31, 2016, only the Burnham Financial Long/Short Fund engaged in short sales.

Multiple Class Allocations

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Accounting for Portfolio Transactions

The funds account for purchases and sales of portfolio securities as of each security’s trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues. Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the funds understanding of the applicable country’s tax rules and rates.

2. Securities Lending

The funds may lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities.

When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The fund will bear the risk of loss with respect to the investment of cash collateral. As of March 31, 2016, no securities were out on loan.

Notes to Portfolio Holdings – March 31, 2016 (Unaudited)

3. Transactions with Affiliated Securities

During the period ended March 31, 2016, Burnham Financial Services Fund owned shares of the following affiliated security. An affiliated security is a security in which the fund has ownership of at least 5% of the voting securities.

Affiliate	Value at 12/31/15	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Value at 3/31/16	Dividend Income

First Bancshares, Inc.	$5,582,421	$—	$—	$—	$(824,883)	$4,757,538	$11,414
Peregrine Holdings LLC	$288,427	$—	$—	$—	$—	$288,427	$—
Totals	$5,870,848	$—	$—	$—	$(824,883)	$5,045,965	$11,414

4. Restricted Securities

The funds may not invest more than 15% of net assets in securities subject to legal or contractual risks (“restricted securities”). At March 31, 2016, Burnham Financial Services Fund owned the following restricted security, which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”). The value of this security is determined using quotations supplied by a pricing service or broker, or if not available, is determined in good faith pursuant to procedures adopted by the Board of Trustees. Certain of these securities may be offered and sold to “qualified institutional buyers” under Rule 144A of the 1933 Act.

	Description,
	Date of Purchase
Fund	% of Net Assets	Shares	Cost	Value
Burnham Financial Services Fund	Peregrine Holdings LLC	275,000	$ 288,427	$ 288,427
	5/31/2002
	0.11%

5. Fair Value of Financial Instruments

Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.

Level 2 — Prices are determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.

Notes to Portfolio Holdings – March 31, 2016 (Unaudited)

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s valuation committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. These inputs include, but are not limited to, any available market prices for the security or for securities deemed comparable; the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At March 31, 2016	Level 1	Level 2	Level 3	Total
Burnham Fund
Assets
Common Stock:
Banks	$710,100	$—	$—	$710,100
Consumer Discretionary	14,768,350	—	—	14,768,350
Consumer Staples	9,642,200	—	—	9,642,200
Energy	5,293,093	—	—	5,293,093
Financial Services	10,822,120	—	—	10,822,120
Health Care	13,191,310	—	—	13,191,310
Industrials	2,565,370	—	—	2,565,370
Information Technology	34,055,024	—	—	34,055,024
Telecommunications Services	2,704,000	—	—	2,704,000
Short-Term Instruments	—	3,500,000	—	3,500,000
Total	$93,751,567	$3,500,000	$—	$97,251,567
Liabilities
Written Options	(100,900)	—	—	(100,900)
Total	$(100,900)	$—	$—	$(100,900)

Burnham Financial Services Fund
Assets
Common Stock:
Banks	$179,145,309	$—	$—	$179,145,309
Diversified Financials	24,172,243	—	288,427	24,460,670
Financial Services	927,528	—	—	927,528
Industrials	1,874,179	—	—	1,874,179
Thrifts & Mortgage Finance	21,009,158	—	—	21,009,158
Warrants:
Banks	1,577,600	—	—	1,577,600
Short-Term Instruments	—	10,000,000	—	10,000,000
Total	$228,706,017	$10,000,000	$288,427	$238,994,444
Liabilities
Written Options	—	—	—	—
Total	$—	$—	$—	$—

Notes to Portfolio Holdings – March 31, 2016 (Unaudited)

At March 31, 2016	Level 1	Level 2	Level 3	Total
Burnham Financial Long/Short Fund
Assets
Common Stock:
Banks	$179,898,132	$—	$—	$179,898,132
Diversified Financials	77,415,638	—	—	77,415,638
Financial Services	3,680,000	—	—	3,680,000
Industrials	820,810	—	—	820,810
Thrifts & Mortgage Finance	31,370,385	—	—	31,370,385
Warrants:
Banks	1,577,600	—	—	1,577,600
Options-Long	1,523,510	—	—	1,523,510
Short-Term Instruments	—	12,000,000	—	12,000,000
Total	$296,286,075	$12,000,000	$—	$308,286,075
Liabilities
Short Sales	(67,344,278)	—	—	(67,344,278)
Written Options	(799,215)	—	—	(799,215)
Total	$(68,143,493)	$—	$—	$(68,143,493)

During the period ended March 31, 2016, there were no transfers between any levels.

The following table summarizes the change in value associated with Level 3 financial instruments carried at fair value for the period ended March 31, 2016:

Burnham Financial Services Fund	Level 3 Assets
Common Stock:
Balance, January 1, 2016	$288,427
Sale	—
Realized (loss)	—
Change in Unrealized (Depreciation)	—
Balance, March 31, 2016	$288,427

When determining the value the trust’s valuation committee may consult with and gather information from the Adviser as well as other sources. The initial valuation is usually cost, which can then be adjusted based on audited financial statements, subsequent market transactions, events or changes in current operations. Significant increase (decreases) in any of the inputs in isolation would result in a significantly lower (higher) fair value measurement.

Significant unobservable inputs developed by the Board of Trustees for material Level 3 investments as of March 31, 2016 are as follows:

Burnham Financial Services Fund	Fair Value at 3/31/2016	Valuation Technique(s)	Unobservable Input	Range
Common Stocks	$288,427	Capital Value	Discount	0%

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Burnham Investors Trust

By (signature and title)*	/s/ Jon M. Burnham
Jon M. Burnham,
Chief Executive Officer (Principal Executive Officer)
Date May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (signature and title)*	/s/ Jon M. Burnham
Jon M. Burnham,
Chief Executive Officer (Principal Executive Officer)
Date May 24, 2016

By (signature and title)*	/s/ Pat A. Colletti
Pat A. Colletti,
Chief Financial Officer (Principal Financial Officer)
Date May 24, 2016